Loans - Major Classification of Loans (Parenthetical) (Details) - USD ($)		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Accounts Notes And Loans Receivable [Line Items]
Total loans		$ 807,839,000	$ 781,341,000	$ 692,866,000	$ 620,405,000
Net deferred loan fees		1,830,000	(110,000)		135,000
Loans Held-For-Sale [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans			35,800,000
Net deferred loan fees			146,000
Loans and leases receivable amortized cost			35,900,000
Loans Held-For-Sale [Member] | Scenario, Previously Reported [Member]
Accounts Notes And Loans Receivable [Line Items]
Net deferred loan fees			146,000,000
Residential Mortgage Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans		$ 216,419,000	249,312,000		$ 239,644,000
Residential Mortgage Loans [Member] | Loans Held-For-Sale [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	[1]		35,790,000
Net deferred loan fees			146,000
Loans and leases receivable amortized cost			$ 35,900,000

[1]	Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value. The loans under contract to be sold had a principal balance of $35.8 million and net deferred fees of $146,000 at December 31, 2019. These loans were transferred at their amortized cost of $35.9 million as of December 31, 2019, as the fair value of these loans was greater than the amortized cost.